BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties
Balance at December 31, 2019:

	Key officers	Certain shareholder

Receivables	$-	$539

Other payables	$477	$-

Balance at December 31, 2018:

	Key officers	Certain shareholder

Receivables	$-	$89

Other payables	$439	$-

Balance at December 31, 2017:

	Key officers	Certain shareholder

Receivables	$-	$337

Other payables	$468	$-

Schedule of Benefits to Related Parties
	Year ended December 31,
	2019	2018	2017

Compensation to directors not employed by the Company or on its behalf	$254	$261	$329

Number of directors that received the above compensation by the Company	6	7	6

Schedule of Benefits to Key Executive Personnel

	Year ended December 31,
	2019	2018	2017

Salary and related benefits	$1,960	$1,976	$1,673
Share-based compensation	1,070	669	959

	$3,030	$2,645	$2,632

Number of people that received salary and benefits	8	10	7

Schedule of Transactions with Key Executive Personnel and Related Party
For the year ended December 31, 2019

	Key officers	Certain shareholder

Revenues	$-	$(250)
Cost of revenues	-	-
Research and development expenses	669	(1,280)
Business development expenses	1,250	-
General and administrative expenses	1,111	-

	$3,030	$(1,530)

For the year ended December 31, 2018

	Key officers	Certain shareholder

Revenues	$-	$664
Cost of revenues	-	(1,077)
Research and development expenses	1,056	-
Business development expenses	945	-
General and administrative expenses	644	-

	$2,645	$(1,741)

For the year ended December 31, 2017

	Key officers	Certain shareholders

Revenues	$-	$(2,247)
Cost of revenues	141	(948)
Research and development expenses	1,061	-
Business development expenses	547	-
General and administrative expenses	883	-

	$2,632	$(3,195)